Loans (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended														9 Months Ended	12 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended			3 Months Ended		9 Months Ended	12 Months Ended				9 Months Ended	3 Months Ended	12 Months Ended		9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012 contract item	Dec. 31, 2011 contract	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Sep. 30, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Commercial Real Estate [Member]	Sep. 30, 2012 Construction Real Estate [Member]	Dec. 31, 2011 Construction Real Estate [Member]	Sep. 30, 2012 Residential Real Estate [Member]	Dec. 31, 2011 Residential Real Estate [Member]	Sep. 30, 2012 Consumer Loan [Member]	Dec. 31, 2011 Consumer Loan [Member]	Dec. 31, 2011 Real Estate Loan [Member]	Sep. 30, 2012 Legacy [Member] contract item	Dec. 31, 2011 Legacy [Member] item contract	Dec. 31, 2010 Legacy [Member] contract item	Dec. 31, 2009 Legacy [Member] item contract	Sep. 30, 2012 Legacy [Member] Commercial Real Estate [Member] contract	Sep. 30, 2012 Legacy [Member] Commercial Real Estate [Member] contract	Dec. 31, 2010 Legacy [Member] Commercial Real Estate [Member] item	Dec. 31, 2009 Legacy [Member] Commercial Real Estate [Member] item	Sep. 30, 2012 Legacy [Member] Construction Real Estate [Member] contract item	Dec. 31, 2011 Legacy [Member] Construction Real Estate [Member] contract item	Sep. 30, 2012 Legacy [Member] Residential Real Estate [Member] contract	Sep. 30, 2012 Legacy [Member] Residential Real Estate [Member] contract	Sep. 30, 2012 Legacy [Member] Commercial Loan [Member] contract item	Dec. 31, 2011 Legacy [Member] Commercial Loan [Member] item contract	Dec. 31, 2010 Legacy [Member] Consumer Loan [Member] item	Dec. 31, 2010 Legacy [Member] First Non-Accrual Legacy Loan 2010 [Member]	Mar. 31, 2012 Legacy [Member] First Non-Accrual Legacy Loan [Member]	Mar. 31, 2011 Legacy [Member] First Non-Accrual Legacy Loan [Member]	Sep. 30, 2012 Legacy [Member] First Non-Accrual Legacy Loan [Member]	Dec. 31, 2011 Legacy [Member] First Non-Accrual Legacy Loan [Member]	Dec. 31, 2010 Legacy [Member] First Non-Accrual Legacy Loan [Member]	Dec. 31, 2009 Legacy [Member] First Non-Accrual Legacy Loan [Member]	Dec. 31, 2010 Legacy [Member] Second Non-Accrual Legacy Loan [Member]	Sep. 30, 2012 Legacy [Member] Second Non-Accrual Legacy Loan [Member] Commercial Real Estate [Member]	Dec. 31, 2011 Legacy [Member] Third Non-Accrual Legacy Loan [Member]	Dec. 31, 2010 Legacy [Member] Third Non-Accrual Legacy Loan [Member]	Mar. 31, 2011 Legacy [Member] Third Non-Accrual Legacy Loan [Member]	Sep. 30, 2012 Legacy [Member] Third Non-Accrual Legacy Loan [Member] Commercial Real Estate [Member]	Sep. 30, 2012 Acquired [Member] contract item	Dec. 31, 2011 Acquired [Member] item contract	Sep. 30, 2012 Acquired [Member] Commercial Real Estate [Member] contract item	Dec. 31, 2011 Acquired [Member] Commercial Real Estate [Member] contract item	Sep. 30, 2012 Acquired [Member] Construction Real Estate [Member] contract item	Dec. 31, 2011 Acquired [Member] Construction Real Estate [Member] item contract	Sep. 30, 2012 Acquired [Member] Residential Real Estate [Member] contract item	Dec. 31, 2011 Acquired [Member] Residential Real Estate [Member] item contract	Sep. 30, 2012 Acquired [Member] Commercial Loan [Member] contract item	Dec. 31, 2011 Acquired [Member] Commercial Loan [Member] contract item
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Board of Directors members	7
Commercial real estate lending threshold for monitory	$ 250,000	$ 250,000
Commercial real estate loans to the hospitality industry	57,400,000	54,000,000
Loan to appraisal value								85.00%	80.00%	80.00%	85.00%	85.00%			75.00%
Debt to income ratio											40.00%	40.00%	40.00%	40.00%
Commercial business lending threshold for monitory						250,000	250,000
Loans past due days	90 days	90 days
Non-Performing Loans Number Of Borrowers	33	28														6	2	3	3	3	3	2	3	1	1	1	1	1	1	1														27	26	10	7	4	4	9	9	4	4
Non-accrual account balance	8,230,359	5,830,339	2,710,619													3,151,515	1,247,312	2,710,619	1,586,499	1,704,191	1,704,191	2,426,608	1,586,499	969,337	1,169,337	469,168	469,168	8,819	77,975	284,011	810,291		1,169,337		1,169,337	1,616,317	810,291	1,616,317	464,978		284,011		886,735	5,078,844	4,583,027	2,425,846	2,288,900	100,000	1,184,146	2,295,610	1,019,942	257,388	90,039
Loans receivable non-accrual contractual balance	16,484,528	13,860,753														3,798,495	1,694,292			1,704,191	1,704,191			1,616,317	1,616,317	469,168	469,168	8,819	77,975					1,616,317	1,169,337									12,686,033	12,166,461	5,572,787	6,417,444	2,638,683	2,815,452	4,104,971	2,606,151	369,592	327,414
Loan contractual balance post reduction																																	969,377
Expected proceeds from sale of foreclosure																																970,000			966,000
Expected charge offs from sale of foreclosure																																			203,000
Non-accrual interest not accrued	2,429,868	1,908,543														402,060	214,219	318,532	190,701		91,684	314,804	190,701	295,523	212,484		14,743	110	1,735	3,728				295,523	212,484	212,937		101,867	20,082		3,728		44,948	2,027,808	1,694,324	956,852	1,164,630	547,556	255,560	464,764	241,093	58,636	33,041
Legacy non-accrual loan write offs	526,606	762,263	1,099,817	402,035																												200,000	446,980						232,489
Transferred to non accrual																				352,478						469,168
Transferred to non accrual, interest amount																				26,654						14,743
Gross Loans																																												27,280,565	31,927,256
Acquired impaired loans fair value adjustment																																												13,057,192	15,589,151
Acquired impaired loans fair value, amount																																												14,223,374	16,338,106
Number of non-accrual loans																	2	3	3																									27	22
Allowance for loan losses	4,493,748	3,741,271	2,468,476	2,481,716	1,983,751											3,673,881	3,693,636																					450,000				47,261		819,867	47,635
Additional allowance for loan losses specifically allocated to legacy non-accrual loan																																			65,000
Interest income on acquired impaired loans																																					40,384
Other Repossessed Assets																																										236,750
Gain (Loss) on Sale of Other Assets																																								$ 120,741